Convertible securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Convertible securities
Schedule of convertible securities

2021 $
At January 1	15,346,113
Proceeds from issuance of convertible securities	4,980,718
Changes in fair value recognized in profit or loss	29,054,669
Changes in fair value recognized in other reserve due to amendment of terms	811,819
Converted to Series D preference shares of PHCL	(50,193,319)

—

	2021 $	2020 $
At January 1	15,346,113	—
Proceeds from issuance of convertible securities	4,980,718	12,499,363
Changes in fair value recognized in profit or loss	29,054,669	2,846,750
Changes in fair value recognized in other reserve due to amendment of terms	811,819	—
Converted to Series D preference shares of the Company (note 26)	(50,193,319)	—

At December 31	—	15,346,113